INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
13.	INTANGIBLE ASSET

Intangible asset represents the following:

	December 31,
	2013	2012
Production technology
Cost	$5,005,203	$4,863,485
Less: Accumulated amortization	(1,878,602)	(1,339,062)
Net	$3,126,601	$3,524,423

Amortization expenses were $493,389, $481,029 and $469,949 for the years ended December 31, 2013, 2012 and 2011, respectively.

As of December 31, 2013, the expected amortization expense of the intangible asset for each of the next five years and thereafter as follows:

Year ending December 31,
2014	$493,389
2015	493,389
2016	493,389
2017	493,389
2018	493,389
Thereafter	659,656
$3,126,601

The Company has reviewed the recoverable amount of the production technology based on value-in-use calculations by undiscounting future cash flows and no impairment was required as of December 31, 2013, 2012 and 2011, respectively.